Annual Total Returns - BlackRock LifePath Dynamic 2025 Fund (Class K Shares) [BarChart] - Class K - BlackRock LifePath Dynamic 2025 Fund - Class K Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	0.87%
Annual Return 2012	12.44%
Annual Return 2013	11.47%
Annual Return 2014	5.51%
Annual Return 2015	(1.64%)
Annual Return 2016	7.02%
Annual Return 2017	15.75%
Annual Return 2018	(4.43%)
Annual Return 2019	19.72%
Annual Return 2020	13.17%